Property, Plant And Equipment - Schedule of Utility Capital Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Cost	$ 48,672	$ 46,216
Accumulated Depreciation	(12,674)	(12,228)
Net Book Value	35,998	33,988
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	11,921	11,396
Accumulated Depreciation	(3,223)	(3,125)
Net Book Value	8,698	8,271
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	5,546	5,277
Accumulated Depreciation	(1,422)	(1,330)
Net Book Value	4,124	3,947
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	15,888	15,207
Accumulated Depreciation	(3,413)	(3,293)
Net Book Value	12,475	11,914
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,360	2,267
Accumulated Depreciation	(719)	(681)
Net Book Value	1,641	1,586
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	6,441	6,380
Accumulated Depreciation	(2,550)	(2,472)
Net Book Value	3,891	3,908
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	4,178	4,042
Accumulated Depreciation	(1,347)	(1,327)
Net Book Value	2,831	2,715
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,012	1,329
Accumulated Depreciation	0	0
Net Book Value	2,012	1,329
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	326	318
Accumulated Depreciation	0	0
Net Book Value	$ 326	$ 318